Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Income Statement Information

Income Statement Information

	(dollars in millions)
Years Ended December 31,	2014	2013	2012
Depreciation expense	$14,966	$15,019	$14,920
Interest costs on debt balances	5,291	3,421	2,977
Capitalized interest costs	(376)	(754)	(406)
Advertising expense	2,526	2,438	2,381

Balance Sheet Information

Balance Sheet Information

	(dollars in millions)
At December 31,	2014	2013
Accounts Payable and Accrued Liabilities
Accounts payable	$5,598	$4,954
Accrued expenses	4,016	3,954
Accrued vacation, salaries and wages	4,131	4,790
Interest payable	1,478	1,199
Taxes payable	1,457	1,556

	$16,680	$16,453

Other Current Liabilities
Advance billings and customer deposits	$3,125	$2,829
Dividends payable	2,307	1,539
Other	3,217	2,296

	$8,649	$6,664

Cash Flow Information	Cash Flow Information

	(dollars in millions)
Years Ended December 31,	2014	2013	2012
Cash Paid
Interest, net of amounts capitalized	$4,429	$2,122	$1,971